PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 4: -	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2025	2024

Government authorities	$705	$929
Prepaid expenses	1,357	859
Deferred contract costs	1,481	4,810
Other receivables	1,237	109

	$4,780	$6,707